NET (LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
NET (LOSS) INCOME PER SHARE
19.	NET (LOSS) INCOME PER SHARE

The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2013	2014	2015

Numerator:
Net (loss) income attributable to AirMedia Group Inc.’s ordinary shareholders	$(10,626)	$(25,695)	$149,647
- Continuing operations	(28,961)	(45,306)	(70,651)
- Discontinued operations	18,335	19,611	220,298

Denominator:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share
- basic	120,386,635	119,304,773	121,740,194
- diluted	120,386,635	119,304,773	129,372,158
Weighted average shares used in calculating (loss) income per ordinary shares
Basic
Continuing operations	120,386,635	119,304,773	121,740,194
Discontinued operations	120,386,635	119,304,773	121,740,194
Diluted
Continuing operations (i)	120,386,635	119,304,773	121,740,194
Discontinued operations (ii)	120,391,294	119,924,927	129,372,158

Net (loss) income per ordinary share
-basic	$(0.09)	$(0.22)	$1.23
-diluted	(0.09)	(0.22)	1.16
Net (loss) income per ordinary share from continuing operations
-basic	$(0.24)	$(0.38)	$(0.58)
-diluted	(0.24)	(0.38)	(0.58)
Net income per ordinary share from discontinued operations
-basic	$0.15	$0.16	$1.81
-diluted	0.15	0.16	1.70

(i)	The effect of options was excluded from the computation of diluted loss per share from continuing operations for the years ended December 31, 2013, 2014 and 2015, respectively, as the effect would be anti-dilutive.

(ii)	An incremental weighted average number of 4,659, 620,154 and 7,631,964 ordinary shares from assumed exercise of share option were included in computing the diluted income per share for the discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively.